Note 7 Expected loss variation as of december (Details)	Dec. 31, 2022	Dec. 31, 2021
Bbva group [Member] | Total portfolio [Member]
Basic point [Line Items]
GDP -100 bp	2.23%	2.37%
GDP over100 bp	(1.95%)	(2.24%)
Bbva group [Member] | Retail [Member]
Basic point [Line Items]
GDP -100 bp	1.51%	1.65%
GDP over100 bp	(1.35%)	(1.58%)
Bbva group [Member] | Companies [Member]
Basic point [Line Items]
GDP -100 bp	0.67%	0.46%
GDP over100 bp	(0.55%)	(0.44%)
Bbva group [Member] | Fixed income [Member]
Basic point [Line Items]
GDP -100 bp	0.03%	0.03%
GDP over100 bp	(0.03%)	(0.03%)
SPAIN | Total portfolio [Member]
Basic point [Line Items]
GDP -100 bp	1.18%	0.92%
GDP over100 bp	(0.95%)	(0.88%)
SPAIN | Retail [Member]
Basic point [Line Items]
GDP -100 bp	0.62%	0.58%
GDP over100 bp	(0.52%)	(0.57%)
Housing price -100 bp	0.23%	0.54%
Housing price over100 bp	(0.22%)	(0.53%)
SPAIN | Companies [Member]
Basic point [Line Items]
GDP -100 bp	0.54%	0.19%
GDP over100 bp	(0.42%)	(0.18%)
Housing price -100 bp	0.01%	0.04%
Housing price over100 bp	(0.01%)	(0.04%)
MEXICO | Total portfolio [Member]
Basic point [Line Items]
GDP -100 bp	0.67%	0.72%
GDP over100 bp	(0.63%)	(0.69%)
MEXICO | Retail [Member]
Basic point [Line Items]
GDP -100 bp	0.63%	0.65%
GDP over100 bp	(0.60%)	(0.61%)
Housing price -100 bp	0.04%	0.05%
Housing price over100 bp	(0.03%)	(0.05%)
MEXICO | Companies [Member]
Basic point [Line Items]
GDP -100 bp	0.03%	0.03%
GDP over100 bp	(0.03%)	(0.04%)
TURKEY | Total portfolio [Member]
Basic point [Line Items]
GDP -100 bp	0.19%	0.17%
GDP over100 bp	(0.18%)	(0.17%)
TURKEY | Retail [Member]
Basic point [Line Items]
GDP -100 bp	0.12%	0.11%
GDP over100 bp	(0.11%)	(0.10%)
TURKEY | Companies [Member]
Basic point [Line Items]
GDP -100 bp	0.05%	0.06%
GDP over100 bp	(0.05%)	(0.06%)